Aug. 22, 2025
Portfolio Series - American Funds Managed Risk Growth Portfolio | American Funds Managed Risk Growth Portfolio

American Funds Insurance Series®
Portfolio Series

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares summary and statutory prospectuses, as supplemented to date)